UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	11/30/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - 1.2%
Delphi Automotive	126,641		8,105,024
Tesla Motors	66,669	[a,b]	12,627,109
			20,732,133
Banks - 1.2%
JPMorgan Chase & Co.	251,380		20,153,135
Capital Goods - 7.4%
Eaton	187,336		12,459,717
Fortive	261,937		14,403,916
Honeywell International	378,595		43,137,114
Raytheon	210,001		31,403,550
United Technologies	203,141		21,882,349
			123,286,646
Consumer Durables & Apparel - .7%
Hanesbrands	511,467		11,881,378
Diversified Financials - 4.4%
CME Group	263,212		29,719,267
Goldman Sachs Group	95,804		21,008,859
Synchrony Financial	668,649		23,108,509
			73,836,635
Energy - 2.0%
Pioneer Natural Resources	79,239		15,137,819
Schlumberger	124,981		10,504,653
Superior Energy Services	480,899		8,290,699
			33,933,171
Food & Staples Retailing - 2.8%
Costco Wholesale	212,566		31,908,282
Walgreens Boots Alliance	179,653		15,221,999
			47,130,281
Food, Beverage & Tobacco - 6.1%
Coca-Cola	907,960		36,636,186
ConAgra Foods	414,332		15,201,841
Kellogg	261,096		18,798,912
Lamb Weston Holdings	138,111		4,623,945
Molson Coors Brewing, Cl. B	277,011		27,155,388
			102,416,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 7.3%
Boston Scientific	1,160,539	[b]	23,744,628
Cardinal Health	243,514		17,291,929
Danaher	307,430		24,031,803
DENTSPLY SIRONA	255,426		14,860,685
UnitedHealth Group	271,968		43,057,974
			122,987,019
Household & Personal Products - 1.4%
Estee Lauder, Cl. A	295,256		22,941,391
Materials - 3.8%
Dow Chemical	434,628		24,217,472
Nucor	333,655		20,750,004
Vulcan Materials	147,811		18,572,452
			63,539,928
Media - 6.1%
CBS, Cl. B	425,176		25,816,687
Charter Communications, Cl. A	90,485	[b]	24,911,425
Comcast, Cl. A	605,508		42,088,861
Interpublic Group of Companies	393,500		9,471,545
			102,288,518
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
BioMarin Pharmaceutical	255,727	[b]	21,897,903
Celgene	314,397	[b]	37,259,188
Eli Lilly & Co.	273,349		18,347,185
Neurocrine Biosciences	161,716	[b]	7,511,708
TESARO	86,637	[a,b]	11,755,775
Vertex Pharmaceuticals	244,913	[b]	19,987,350
			116,759,109
Retailing - 11.8%
Amazon.com	74,764	[b]	56,115,616
Home Depot	338,591		43,813,675
Priceline Group	23,355	[b]	35,118,446
The TJX Companies	435,356		34,105,789
Ulta Salon, Cosmetics & Fragrance	106,012	[b]	27,510,114
			196,663,640
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom	223,444		38,094,968
Texas Instruments	673,811		49,814,847
			87,909,815
Software & Services - 26.7%
Alphabet, Cl. A	58,397	[b]	45,309,064

Common Stocks - 98.7% (continued)	Shares		Value ($)
Software & Services - 26.7% (continued)
Alphabet, Cl. C	72,062	[b]	54,625,878
Citrix Systems	283,468	[b]	24,585,180
Facebook, Cl. A	519,179	[b]	61,481,177
Fortinet	288,175	[b]	8,674,068
Intuit	227,946		25,912,901
Microsoft	1,320,870		79,595,626
Oracle	750,941		30,180,319
salesforce.com	376,108	[b]	27,079,776
ServiceNow	128,585	[b]	10,691,843
Splunk	161,264	[b]	9,292,032
Teradata	303,666	[b]	8,153,432
Visa, Cl. A	661,074		51,114,242
Workday, Cl. A	118,940	[a,b]	10,029,021
			446,724,559
Technology Hardware & Equipment - .8%
Cisco Systems	435,998		13,001,460
Transportation - 2.7%
Union Pacific	450,663		45,665,682
Total Common Stocks (cost $1,315,452,169)			1,651,850,772
Other Investment - 1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $26,294,047)	26,294,047	[c]	26,294,047
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $20,079,123)	20,079,124	[c]	20,079,124
Total Investments (cost $1,361,825,339)	101.5%		1,698,223,943
Liabilities, Less Cash and Receivables	(1.5%)		(24,283,225)
Net Assets	100.0%		1,673,940,718

[a]

Security, or portion thereof, on loan. At November 30, 2016, the value of the fund’s securities on loan was $33,021,963 and the value of the collateral held by the fund was $33,834,870, consisting of cash collateral of $20,079,124 and U.S. Government & Agency securities valued at $13,755,746.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	26.7
Retailing	11.8
Capital Goods	7.4
Health Care Equipment & Services	7.3
Pharmaceuticals, Biotechnology & Life Sciences	7.0
Food, Beverage & Tobacco	6.1
Media	6.1
Semiconductors & Semiconductor Equipment	5.3
Diversified Financials	4.4
Materials	3.8
Food & Staples Retailing	2.8
Money Market Investments	2.8
Transportation	2.7
Energy	2.0
Household & Personal Products	1.4
Automobiles & Components	1.2
Banks	1.2
Technology Hardware & Equipment	.8
Consumer Durables & Apparel	.7
101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2016 (Unaudited)

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	1,613,755,804	-	-	1,613,755,804
Equity Securities—
Foreign Common
Stocks†	38,094,968	-	-	38,094,968
Mutual Funds	46,373,171	-	-	46,373,171

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2016, accumulated net unrealized appreciation on investments was $336,398,604, consisting of $365,698,096 gross unrealized appreciation and $29,299,492 gross unrealized depreciation.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 12, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 12, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)